RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	The major shareholders of ILA are committed to renewing the rental agreement with the Company for no less than 5 additional years	The major shareholders of ILA are committed to renewing the rental agreement with the Company for no less than 5 additional years
Kambo Security Products Limited [Member]
Related Party Transaction [Line Items]
Payments for Rent	$ 74,000		$ 74,000	$ 74,000
Payments for Loans	$ 218,416	$ 1,700,000